Summary of significant accounting policies - Cash and cash equivalents, and Accounts receivable (Details) ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 SGD ($)	Mar. 31, 2018 HKD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 SGD ($)	Mar. 31, 2017 HKD ($)	Mar. 31, 2017 AUD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Cash and Cash Equivalents
Cash and cash equivalents				$ 677,646	¥ 4,250,610				$ 559,619	¥ 3,510,264	¥ 3,008,422	¥ 2,436,655
Accounts receivable
Age of accounts receivable, local tax requirements on the write-offs of doubtful accounts (in year)	3 years
PRC
Cash and Cash Equivalents
Cash and cash equivalents				665,626	4,175,205					3,432,022
U.S. dollar
Cash and Cash Equivalents
Cash and cash equivalents				$ 3,332	20,800				$ 5,707	39,476
Australian dollars
Cash and Cash Equivalents
Cash and cash equivalents			$ 1		5			$ 1		6
Renminbi
Cash and Cash Equivalents
Cash and cash equivalents					4,175,223					3,432,042
Hong Kong dollars
Cash and Cash Equivalents
Cash and cash equivalents		$ 67,439			53,964		$ 43,679			38,735
Singapore dollars
Cash and Cash Equivalents
Cash and cash equivalents	$ 129				¥ 618	$ 1				¥ 5